DISCONTINUED OPERATIONS Operating results (Details) $ in Thousands		5 Months Ended	12 Months Ended
	Jun. 11, 2019	Jun. 11, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total			$ 13,181	$ 26,509	$ 20,675
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | China Index Holding Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion ratio of spin off under discontinued operations	1
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues		$ 32,934		63,656	49,606
Cost of revenues		(6,615)		(12,566)	(11,736)
Selling expenses		(5,916)		(11,686)	(8,625)
General and administrative expenses		(4,753)		(9,395)	(6,195)
Interest income		37		100	271
Realized gain on sale of available-for-sale securities				732	315
Government grants		33		211	129
Income from discontinued operations, before income taxes		15,720		31,052	23,765
Income tax expense		(2,539)		(4,543)	(3,090)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total		$ 13,181		$ 26,509	$ 20,675